Labor obligations - Amounts recognized in statement of income and other comprehensive income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)
Remeasurement on the net defined benefit liability:
Components of defined benefit costs recognized in other comprehensive income (loss)	$ (209)	$ (4,281)	$ 13,039	$ 12,834
Present value of defined benefit obligations	$ 6,312		115,691	106,160	$ 129,199
Defined benefit plan
Service cost:
Current service cost		9,535	8,276	7,465
Net interest expense		8,936	8,490	7,156
Reductions and liquidations advance			(9,131)
Components of defined benefit costs recognized in profit and loss		18,471	7,635	14,621
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		2,094	2,653	(161)
Actuarial gains and losses arising from experience adjustments		(6,414)	10,386	12,995
Components of defined benefit costs recognized in other comprehensive income (loss)		(4,320)	13,039	12,834
Total		$ 14,151	20,674	27,455
Present value of defined benefit obligations			$ 115,691	$ 106,160	$ 129,199